Label	Element	Value
Gerstein Fisher Municipal CRA Qualified Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Gerstein Fisher Municipal CRA Qualified Investment Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Gerstein Fisher Municipal CRA Qualified Investment Fund (the “Fund”) is to provide current income consistent with preservation of capital with investments that will be deemed qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 19, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs, whether you hold or redeem your shares at the end of each period, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in municipal bonds and other fixed-income securities that will enable institutional Fund investors that are subject to regulatory examination for compliance with the CRA to claim favorable regulatory consideration of their investment in Fund shares under the CRA.

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in municipal securities that pay interest that is exempt from regular federal income tax and that the Advisor believes will be CRA-qualifying.  Investments in other investment companies that invest predominantly in municipal securities that pay interest that is exempt from regular federal income tax, and are considered municipal securities for purposes of the Fund’s 80% policy.  The securities in which the Fund will invest will consist primarily of taxable and tax-exempt municipal securities, other investment companies, including exchange-traded funds (“ETFs”), and the obligations of other issuers whose primary purpose is supporting affordable housing and community development and that the Advisor believes will be deemed a qualified investment under the CRA.  The Fund defines instruments supporting the “affordable housing industry” to include debt securities and other debt instruments supporting affordable housing and community development and servicing low- and moderate-income (“LMI”) individuals and communities.  The Fund expects that substantially all or most of its investments will be considered eligible for regulatory credit under the CRA and that institutional Fund investors that are subject to regulatory examination for compliance with the CRA will be eligible to claim favorable regulatory consideration of their investment in Fund shares under the CRA.  The CRA is intended to encourage depository institutions to help meet the credit needs of the communities in which they operate, including LMI neighborhoods, consistent with safe and sound operations.  Under the CRA, the three federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”), and the Federal Deposit Insurance Corporation (“FDIC”), are required to periodically evaluate each depository institution’s record in helping meet the credit needs of its entire community.

The universe of securities in which the Fund may invest includes all types of municipal securities, including general obligation bonds, industrial development bonds, single-family, multi-family and economic development loan-backed securities, small business loans, and other instruments supporting affordable housing and community development and serving LMI individuals and communities.  The Fund may also invest in certain securities issued by state housing finance authorities, the U.S. Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest in fixed-income securities of varying credit quality, maturity or duration.  However, the Fund may invest up to 35% of its net assets in fixed-income securities rated below investment grade by an independent rating agency when purchased, including high-yield fixed-income securities, and, in unrated or split rated securities, deemed by the Advisor to be of comparable quality.  Such securities are also known as “junk bonds.”

The Fund may invest in certificates of deposit that are insured by the FDIC and are issued by financial institutions that are either: (a) certified as Community Development Financial Institutions (“CDFI”); or (a) low-income credit unions, or minority- or women-owned and primarily lend or facilitate lending to LMI individuals or in LMI communities to promote community development.

At the time of their share purchase, certain institutional Fund investors seeking to receive investment test or similar credit under the CRA may elect to have their investment amount invested in designated geographic areas of the United States as their preferred geographic focus.  Each shareholder’s returns will be based on the investment performance of the Fund’s overall portfolio of investments, not just on the performance of the assets in a designated geographic areas selected by that shareholder.  In most cases, qualified investments are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area.  Accordingly, at the time of their share purchase, certain institutional Fund investors seeking to receive investment test or similar credit under the CRA may elect to have their investment amount invested in designated geographic areas of the United States as their preferred geographic focus, and the Fund will explicitly earmark for CRA-qualifying purposes specific securities to specific institutional Fund investors.

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Fund is actively managed and relies on the Advisor’s ability to pursue the Fund’s goal. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

•	General Market Risk. The value of the Fund’s shares may decrease based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•	CRA Strategy Risk. Portfolio decisions take into account the Fund’s goal of holding securities in designated geographic areas and will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund’s investment performance. CRA qualified securities in geographic areas sought by the Fund may not provide as favorable a return as CRA qualified securities in other geographic areas. The Fund may sell securities for reasons relating to CRA qualification at times when such sales may not be desirable and may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA qualified.

•	Qualification for CRA Credit Risk. For an institution to receive CRA credit with respect to its ownership of Fund shares, the Fund must hold CRA qualifying investments that relate to the institution’s delineated CRA assessment area. There is no guarantee that an investor will receive CRA credit for their investment in the Fund.

•	Municipal Securities Risks. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

•	Fixed-Income Securities Risks. Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

o	Interest Rate Risk. In times of rising interest rates, bond prices will decline. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

o	Extension Risk. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

o	Liquidity Risk. There may be no willing buyer of the Fund’s portfolio securities, and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

o	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield.

o	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

•	High-Yield Fixed-Income Securities Risk. High-yield fixed-income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•	Other Investment Companies Risk. To the extent the Fund invests in other investment companies (including ETFs) there will be some duplication of expenses because the Fund will bear its pro rata portion of the underlying fund’s management fees and operational expenses.

•	Tax Risks. Municipal securities may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are subject to the federal alternative minimum tax (“AMT”), you may have to pay federal tax on a portion of your distributions from tax-exempt income. If this is the case, the Fund’s net after-tax return to you may be lower. The Fund would not be a suitable investment for investors investing through tax-exempt or tax-deferred accounts.

•	Exchange-Traded Fund Risk. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of its underlying portfolio. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end mutual funds.

•	Government Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•	Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in the obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

An investment in the Fund is not a deposit of any insured depository institution and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in the obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any insured depository institution and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at www.gersteinfisher.com or by calling the Fund toll-free at 800-473-1155.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-473-1155
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gersteinfisher.com
Gerstein Fisher Municipal CRA Qualified Investment Fund | Gerstein Fisher Municipal CRA Qualified Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment advisor, People's Securities, Inc., doing business as Gerstein Fisher (the "Advisor"), and the Trust, on behalf of the Fund, the Advisor has agreed to waive part of its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage expenses ( i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.99% of the Fund's average net assets through December 19, 2019. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment..